Convertible Notes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Convertible Notes

The Company’s convertible notes outstanding at September 30, 2019 were as follows:

Convertible notes and debenture	$1,913,465
Unamortized discounts	(561,391)
Accrued interest	116,268
Premiums	1,078,743
Convertible notes, net	$2,547,085

The Company’s convertible notes outstanding at June 30, 2019 and 2018 were as follows:

	June 30, 2019	June 30, 2018
Convertible notes and debenture	$1,076,785	$3,096,935
Unamortized discounts	(131,893)	(277,733)
Accrued interest	99,482	148,930
Premium, net	613,003	1,731,167
Convertible notes, net	$1,657,377	$4,699,299